Profit from Operations - Depreciation, Amortisation and Impairment Costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Operating Expenses [Line Items]
Property Plant And Equipment Depreciation Rates	5.00%
Increase decrease in depreciation expense	£ 53
Bottom of Range
Other Operating Expenses [Line Items]
Property Plant And Equipment Depreciation Rates	3.00%	3.00%
Top of Range
Other Operating Expenses [Line Items]
Property Plant And Equipment Depreciation Rates	25.00%	7.00%